Summary of significant accounting policies - Property, Plant and Equipment (Details)	Dec. 31, 2025
Minimum
Property, plant and equipment
Property plant and equipment, useful economic life	1 year
Maximum
Property, plant and equipment
Property plant and equipment, useful economic life	10 years